Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of provision (benefit) for income taxes
	For the years ended December 31,
	2021	2020
Deferred tax provision:
Federal
Deferred tax asset	$4,029,359	$3,427,761
Valuation allowance	(4,029,359)	(3,427,761)
Total deferred tax provision	$-	$-